Net gain or loss on financial assets at FVTOCI	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Net gain or loss on financial assets at FVTOCI
38.	NET GAIN OR LOSS ON FINANCIAL ASSETS AT FVTOCI
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Loss on redemption of securities	104	—	—
Gain (Loss) on transaction of securities	(37,745)	96,620	130,644
Gain on transactions of loans	—	—	(24)

Total	(37,641)	96,620	130,620